Supplement dated May 12, 2015
to the Statement of Additional Information (the "SAI"), as supplemented, dated March 1, 2015, for the following Funds:
Fund
Columbia Funds ETF Trust
Columbia International Equity ETF
Columbia Emerging Markets Bond ETF
Columbia European Equity ETF
Columbia Limited Duration Credit ETF
Columbia Short Term Bond ETF
Columbia Small/Mid Cap Value ETF
Columbia U.S. Government Mortgage ETF
The information filed in the supplement to the SAI dated May 1, 2015 for the above mentioned Funds was filed in error and is hereby deleted.
Shareholders should retain this Supplement for future reference.